Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) director	Mar. 31, 2025 EUR (€) director	Mar. 31, 2024 EUR (€) director
Directors and key management compensation
Short-term remuneration	€ 9	€ 8	€ 8
Long-term incentive schemes	2	1	1
Total	€ 11	€ 9	€ 9
Number of directors that exercised share options during the period | director	0	0	0